Note 2 - Cash Equivalents and Short Term Investments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH
EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents and short-term investments are comprised of the following:

	December 31,
	2017	2016
Total cash and cash equivalents	20,004	21,989
Short term investments	-	-
Total cash and cash equivalents, and short term investments	20,004	21,989

Short-term investments are comprised of money market funds. The aggregate fair value of the short-term investments is consistent with their book value. As of
December 31, 2017,
the company does
not
record any short term investments.